Exhibit 99.1

Hyundai Auto Receivables Trust 2013-B
Monthly Servicing Report

Collection Period	February 2015
Distribution Date	3/16/2015
Transaction Month	20
30/360 Days	30
Actual/360 Days	27

I. ORIGINAL DEAL PARAMETERS

Cut off Date:	June 1, 2013
Closing Date:	June 27, 2013

		Dollars	Units	WAC	WARM
Original Pool Balance:		$1,547,772,942.62	80,923	3.53%	56.05
Original Adj. Pool Balance:		$1,514,531,732.70

		Dollar Amount	% of Pool	Note Rate		Final Payment Date
Class A-1 Notes	Fixed	$348,000,000.00	22.484%	0.25000%		July 15, 2014
Class A-2 Notes	Fixed	$455,000,000.00	29.397%	0.53000%		March 15, 2016
Class A-3 Notes	Fixed	$431,000,000.00	27.846%	0.71000%		September 15, 2017
Class A-4 Notes	Fixed	$167,690,000.00	10.834%	1.01000%		February 15, 2019
Class B Notes	Fixed	$27,270,000.00	1.762%	1.45000%		February 15, 2019
Class C Notes	Fixed	$40,890,000.00	2.642%	1.71000%		February 15, 2019
Class D Notes	Fixed	$33,310,000.00	2.152%	2.48000%		September 16, 2019
Total Securities		$1,503,160,000.00	97.118%

Overcollateralization		$11,371,732.70	0.735%
YSOA		$33,241,209.92	2.148%
Total Original Pool Balance		$1,547,772,942.62	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2 Notes	$-	-	$-	-	$-
Class A-3 Notes	$408,700,816.43	0.9482618	$376,443,402.69	0.8734186	$32,257,413.74
Class A-4 Notes	$167,690,000.00	1.0000000	$167,690,000.00	1.0000000	$-
Class B Notes	$27,270,000.00	1.0000000	$27,270,000.00	1.0000000	$-
Class C Notes	$40,890,000.00	1.0000000	$40,890,000.00	1.0000000	$-
Class D Notes	$33,310,000.00	1.0000000	$33,310,000.00	1.0000000	$-
Total Securities	$677,860,816.43	0.4509572	$645,603,402.69	0.4294975	$32,257,413.74

Weighted Avg. Coupon (WAC)	3.45%		3.45%
Weighted Avg. Remaining Maturity (WARM)	38.08		37.24
Pool Receivables Balance	$713,475,417.89		$680,480,000.01
Remaining Number of Receivables	58,129		56,996

Adjusted Pool Balance	$700,578,792.42		$668,321,378.68

III. COLLECTIONS

Principal:
Principal Collections	$31,968,100.79
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$679,998.69
Total Principal Collections	$32,648,099.48

Interest:
Interest Collections	$1,985,168.86
Late Fees & Other Charges	$63,952.71
Interest on Repurchase Principal	$-
Total Interest Collections	$2,049,121.57

Collection Account Interest	$1,916.25
Reserve Account Interest	$227.20
Servicer Advances	$-

Total Collections	$34,699,364.50

Hyundai Auto Receivables Trust 2013-B
Monthly Servicing Report

Collection Period	February 2015
Distribution Date	3/16/2015
Transaction Month	20
30/360 Days	30
Actual/360 Days	27

IV. DISTRIBUTIONS

Total Collections					$34,699,364.50
Reserve Account Release					$-
Reserve Account Draw					$-
Total Available for Distribution					$34,699,364.50
		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$594,562.85		$594,562.85	$594,562.85
Collection Account Interest					$1,916.25
Late Fees & Other Charges					$63,952.71
Total due to Servicer					$660,431.81

2. Class A Noteholders Interest:
Class A-1 Notes		$-		$-
Class A-2 Notes		$-		$-
Class A-3 Notes		$241,814.65		$241,814.65
Class A-4 Notes		$141,139.08		$141,139.08

Total Class A interest:		$382,953.73		$382,953.73	$382,953.73

3. First Priority Principal Distribution:		$-		$-	$-

4. Class B Noteholders Interest:		$32,951.25		$32,951.25	$32,951.25

5. Second Priority Principal Distribution:		$-		$-	$-

6. Class C Noteholders Interest:		$58,268.25		$58,268.25	$58,268.25

7. Third Priority Principal Distribution:		$-		$-	$-

8. Class D Noteholders Interest:		$68,840.67		$68,840.67	$68,840.67

Available Funds Remaining:					$33,495,918.79

9. Regular Principal Distribution Amount:					$32,257,413.74

		Distributable Amount		Paid Amount
Class A-1 Notes				$-
Class A-2 Notes				$-
Class A-3 Notes				$32,257,413.74
Class A-4 Notes				$-
Class A Notes Total:		$32,257,413.74		$32,257,413.74
Class B Notes Total:		$-		$-
Class C Notes Total:		$-		$-
Class D Notes Total:		$-		$-
Total Noteholders Principal		$32,257,413.74		$32,257,413.74

10. Required Deposit to Reserve Account					0.00

11. Trustee Expenses					0.00

12. Remaining Available Collections Released to Certificateholder					1,238,505.05

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$12,896,625.47
Beginning Period Amount	$12,896,625.47
Current Period Amortization	$738,004.14
Ending Period Required Amount	$12,158,621.33
Ending Period Amount	$12,158,621.33
Next Distribution Date Amount	$11,447,650.80

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.25%
Beginning Period Required Amount	$3,786,329.33
Beginning Period Amount	$3,786,329.33
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.25% of APB of cut-off date)	$3,786,329.33
Ending Period Amount	$3,786,329.33

Hyundai Auto Receivables Trust 2013-B
Monthly Servicing Report

Collection Period	February 2015
Distribution Date	3/16/2015
Transaction Month	20
30/360 Days	30
Actual/360 Days	27

VII. OVERCOLLATERALIZATION

Overcollateralization Target	1.50%
Overcollateralization Floor	1.50%
		Beginning	Ending	Target
Overcollateralization Amount		$22,717,975.99	$22,717,975.99	$22,717,975.99
Overcollateralization as a % of Original Adjusted Pool		1.50%	1.50%	1.50%
Overcollateralization as a % of Current Adjusted Pool		3.24%	3.40%	3.40%

VIII. DELINQUENCY AND NET LOSS ACTIVITY

	Units Percent	Units	Dollars Percent	Dollar Amount
Current	98.89%	56,361	98.59%	$670,872,125.74
30 - 60 Days	0.84%	479	1.07%	$7,287,446.34
61 - 90 Days	0.23%	129	0.29%	$1,950,164.67
91 + Days	0.05%	27	0.05%	$370,263.26
		56,996		$680,480,000.01
Total
Delinquent Receivables 61 + days past due	0.27%	156	0.34%	$2,320,427.93
Delinquency Ratio 61+ for 1st Preceding Collection Period	0.34%	198	0.43%	$3,082,974.25
Delinquency Ratio 61+ for 2nd Preceding Collection Period	0.36%	216	0.46%	$3,450,441.81
Three-Month Average Delinquency Ratio	0.33%		0.41%

Repossession in Current Period		38		$693,431.07
Repossession Inventory		114		$538,973.30

Charge-Offs
Gross Principal of Charge-Off for Current Period				$1,027,317.09
Recoveries				$(679,998.69)
Net Charge-offs for Current Period				$347,318.40

Beginning Pool Balance for Current Period				$713,475,417.89

Net Loss Ratio				0.58%
Net Loss Ratio for 1st Preceding Collection Period				0.69%
Net Loss Ratio for 2nd Preceding Collection Period				0.77%
Three-Month Average Net Loss Ratio for Current Period				0.68%

Cumulative Net Losses for All Periods				$11,965,510.15
Cumulative Net Losses as a % of Initial Pool Balance				0.77%

Principal Balance of Extensions				$1,995,024.50
Number of Extensions				116